Business Combination	6 Months Ended
Jun. 30, 2020
Business Combination
Business Combination

3.Business Combination

As discussed in Note 1, on April 23, 2020, DEAC consummated the Business Combination dated December 22, 2019, as amended on April 7, 2020 and, in connection therewith, (i) DEAC merged with and into the Company, whereby we survived the merger (the “DK Merger”) and became the successor issuer to DEAC by operation of Rule 12g-3(a) promulgated under the Exchange Act (ii) we changed our name to “DraftKings Inc.,” (iii) we acquired Old DK by way of a merger and (iv) we acquired all of the issued and outstanding share capital of SBTech (the “SBTech Acquisition”). Upon consummation of the foregoing transactions, Old DK and SBTech became wholly owned subsidiaries of the Company.

Under ASC 805, Business Combinations, Old DK was deemed the accounting acquirer based on the following predominant factors: its former owners have the largest portion of voting rights in the Company, the Board and Management have more individuals coming from Old DK than either DEAC or SBTech, Old DK was the largest entity by revenue and by assets at the time of the Business Combination, and the headquarters of the Company is Old DK’s headquarters which is located in Boston, Massachusetts.

The DK Merger was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, DEAC was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old DK issuing stock for the net assets of DEAC, accompanied by a recapitalization. The net assets of DEAC are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Old DK. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination. Further, Old DK was determined to be the accounting acquirer in the SBTech Acquisition, as such, the SBTech Acquisition was treated as a business combination under ASC 805, and was accounted for using the acquisition method of accounting. DraftKings recorded the fair value of assets acquired and liabilities assumed from SBTech.

Preliminary Purchase Price Accounting for the SBTech Acquisition

The Company acquired 100% of the equity of SBTech pursuant to the Business Combination Agreement by issuing 45,017  shares, options, and earnout shares of Class A common stock of the Company at a weighted average fair value of $17.53 to the former stockholders and option holders of SBTech. The increase in consideration was based on an increase from $10.17 as defined in the Business Combination Agreement. The following summarizes the consideration transferred at Closing for the SBTech Acquisition (in thousands):

Purchase consideration

Cash consideration(1)	$182,862
Share consideration(2)	789,065
Other cash consideration(3)	3,614
Total SBTech consideration	$975,541

(1)Includes the cash consideration, adjusted for the Net Debt Amount, the Working Capital Adjustment, and the Aggregate Strike Price Amount, as stipulated by the Business Combination Agreement, resulting in cash consideration of $182,862.

(2)Includes $776,524 for the share consideration for SBTech equity of 40,739 shares and SBTech employees’ vested options of 3,557 options, and $12,541 of contingent consideration for the 720 earnout shares issued to former stockholders of SBTech as part of the Business Combination, recognized at their Acquisition Date fair value.

(3)Includes transaction costs incurred by SBTech shareholders to be borne by DraftKings, costs related to the SBTech restructuring transaction that were paid by DraftKings, and the tail liability insurance for SBTech’s  directors and officers, as specified in the Business Combination Agreement.

The acquired assets and assumed liabilities of SBTech were recorded at their estimated fair values. The purchase price allocation for the Business Combination is preliminary and subject to change within the respective measurement period which will not extend beyond one year from the acquisition date. Measurement period adjustments will be recognized in the reporting period in which the adjustment amounts are determined. Any such adjustments may be material.

The following table summarizes the consideration paid for SBTech and the preliminary fair value of the assets acquired and liabilities assumed at the acquisition date on April 23, 2020. These values are considered preliminary pending finalization of valuation analyses pertaining to intangible assets acquired and tax liabilities assumed including the calculation of deferred tax assets and liabilities:

Cash and cash equivalents	$9,639
Trade receivables	18,741
Other current assets	1,848
Property and equipment	10,677
Intangible assets	490,513
Other non-current assets	1,017
Total identifiable assets acquired	532,435
Liabilities assumed:
Accounts payable and accrued expenses	23,613
Other long-term liabilities	4,226
Total liabilities assumed	27,839
Net assets acquired (a)	504,596
Estimated purchase consideration (b)	975,541
Estimated goodwill (b) – (a)	$470,945

$470.9 million has been allocated to goodwill. Goodwill represents the excess of the gross considerations transferred over the fair value of the underlying net assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of benefits from securing buyer-specific synergies that increase revenue and profits and are not otherwise available to a marketplace participant, as well as acquiring a talented workforce and cost savings opportunities. The amount allocated to goodwill and intangible assets is subject to final adjustment to reflect the final valuations. Goodwill associated with the SBTech Acquisition is preliminarily assigned as of the acquisition date to the Company’s B2C and B2B segments in the amounts of $348.3 million and $122.6 million, respectively, which include the Company’s reporting units that are expected to benefit from the synergies of the combination. Goodwill recognized is not expected to be deductible for local tax purposes.

Intangible Assets

		Weighted-Average
	Fair Value	Useful Life (in years)
	(in thousands)
Developed Technology	$392,028	8
Customer relationships	93,699	5
Trademarks and trade names	4,308	3
Gaming License	478	2-3
Total	$490,513

The fair value of the developed technology was determined using the Multi-Period Excess Earnings Method (MPEEM), a form of the Income Approach. The MPEEM is a specific application of the Discounted Cash Flow Method. The principle behind the MPEEM is that the value of an intangible asset is equal to the present value of the incremental after-tax cash flows attributable only to the subject intangible asset after deducting contributory asset charges (CAC). The principle behind a CAC is that an intangible asset ‘rents’ or ‘leases’ from a hypothetical third party all the assets it requires to produce the cash flows resulting from its development, that each project rents only those assets it needs (including elements of goodwill) and not the ones that it does not need, and that each project pays the owner of the assets a fair return on (and of, when appropriate) the value of the rented assets. The fair value of the customer relationships was determined by using the With and Without Method, a form of the Income Approach. In this method, the present value of the after-tax cash flows of the business assuming that the intangible asset is in place is compared to the present value of the after-tax cash flows of the business assuming the absence of the intangible asset. This method isolates the impact of the intangible asset and provides the basis for an estimation of value. The fair value of the trademark and tradename was determined by using the Relief-from-Royalty Method, a form of the Income Approach. The basic tenet of the Relief-from-Royalty Method is that without ownership of the subject intangible asset, the user of that intangible asset would have to make a stream of payments to the owner of the asset in return for the rights to use that asset. By acquiring the intangible asset, the user avoids these payments.

Transaction Costs

The Company incurred $25.3 million and $30.9 million, respectively, for the three and six months ended June 30, 2020, in advisory, legal, accounting and management fees in conjunction with the Business Combination, which are included in general and administrative expenses on the consolidated statement of comprehensive loss.

Direct and incremental transaction costs related to the Business Combination and additional equity offerings that would not otherwise have been incurred are treated as a reduction of the cash proceeds and are deducted from the Company’s additional paid-in capital. Accordingly, $41.4 million was incurred related to equity issuance costs as of June 30, 2020.

Unaudited Pro-Forma Information

The financial information in the table below summarizes the combined results of operations of Old DK and SBTech, on a pro forma basis, as though the companies had been combined as of the beginning of the periods presented. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2019 or of results that may occur in the future.

The following unaudited pro forma financial information for the three and six month periods ended June 30, 2020 and June 30, 2019, combines the historical results for Old DK for the periods ended June 30, 2020 and June 30, 2019 and the historical results of SBTech, as converted to U.S. GAAP, for the respective periods:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Net Revenue	$74,998	$82,987	$188,443	$175,941
Net Loss	$(149,581)	$(37,187)	$(231,579)	$(125,110)

These pro forma results were based on estimates and assumptions, which the Company believes are reasonable. The pro forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred are included in the earliest period presented.

Operating results for SBTech are included in the condensed consolidated statements of operations as of June 30, 2020 from the day of the acquisition. The unaudited condensed consolidated statements of operations include $15.0 million of revenue and $6.9 million of net loss related to SBTech prior to purchase price accounting.